Variable Interest Entities (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Variable Interest Entities [Abstract]
Schedule of Summarizes Assets and Liabilities	The following table summarizes the assets and liabilities related to the Company’s consolidated VIEs:
	December 31, 2023	March 31, 2023
Assets
Cash and Cash equivalents	$26,159	$50,498
Accounts receivable	9,351	100,691
Other current assets	8,019	14,279
Prepaid expenses	240	4,148
Property and equipment, net	69,108	147,579
Intangible assets, net	4,125	11,900
Long term Investments	4,204	4,347
Receivable from government authorities -non current	14,939	51,838

Liabilities
Accounts payable	$387,805	$417,884
Contract Liabilities	8,267	11,912
Current portion of pension and other employee obligations	2,538	-
Other current liabilities	201,366	370,831
Pension and other employee obligations, less current	3,353	-
The following table summarizes the assets and liabilities related to the Company’s consolidated VIEs:
	March 31, 2023	March 31, 2022
Assets
Cash and Cash equivalents	$50,498	$122,489
Accounts receivable	100,691	7,500
Other current assets	18,428	9,793
Property and equipment, net	147,579	22,664
Intangible assets, net	11,900	20,837
Long term Investments	4,347	239,784
Receivable from government authorities -non current	51,838	13,369

	March 31, 2023	March 31, 2022
Liabilities
Accounts payable	$417,884	$450,746
Contract Liabilities	11,912	3,399
Other current liabilities	370,831	168,151
Pension and other employee obligations	—	6,540

Schedule of Investment	Total investment in the VIEs is as follows:
Name of the VIE entity	Place of incorporation	Nature of investment	Investor entity
Zoomcar Egypt Car Rental LLC	Egypt	Debt	Zoomcar Netherlands Holding B.V
Zoomcar Egypt Car Rental LLC	Egypt	Debt	Zoomcar Inc.
Fleet Mobility Philippines Corporation *	Philippines	Debt	Zoomcar Inc.
PT Zoomcar Indonesia Mobility Service ***	Indonesia	Equity	Fleet Holding Pte Ltd
PT Zoomcar Indonesia Mobility Service ***	Indonesia	Debt	Zoomcar Inc.
Zoomcar Vietnam Mobility LLC**	Vietnam	Debt	Fleet Holding Pte Ltd
Zoomcar Vietnam Mobility LLC**	Vietnam	Debt	Zoomcar Inc.
Zoomcar Vietnam Mobility LLC**	Vietnam	Equity	Fleet Holding Pte Ltd
*	In May 2022, Company had initiated the process of winding-up for Fleet Mobility Philippines Corporation. The assets consolidated for the VIE are not material.
**	In August 2023, Zoomcar Vietnam Mobility LLC has filed for bankruptcy with the local authorities. In accordance with ASC 810-10-15-10, the Company consolidate the VIE as the bankruptcy application is pending with the authorities in Vietnam and unless the application is admitted, the Company holds a variable interest and still is the primary beneficiary. The assets/liabilities consolidated for the VIE are not material.
***	As of March 31, 2022, Fleet Holding Pte Ltd. was consolidated under VIE model as it does not have enough equity to finance its activities to operate the business. During the year ended March 31, 2023, Fleet Holding Pte Ltd. has made equity investment in PT Zoomcar Indonesia Mobility Service, and as a result, the entity has sufficient equity at risk to operate the business. Therefore, PT Zoomcar Indonesia Mobility Service has been consolidated as a voting interest entity as at March 31, 2023 and not as a VIE.
Total investment in the VIEs is as follows:
Name of the VIE entity	Place of incorporation	Nature of investment	Investor entity
Zoomcar Egypt Car Rental LLC	Egypt	Debt	Zoomcar Netherlands Holding B.V
Zoomcar Egypt Car Rental LLC	Egypt	Debt	Zoomcar Inc.
Fleet Mobility Philippines Corporation*	Philippines	Debt	Zoomcar Inc.
PT Zoomcar Indonesia Mobility Service**	Indonesia	Equity	Fleet Holding Pte Ltd
PT Zoomcar Indonesia Mobility Service**	Indonesia	Debt	Zoomcar Inc.
Zoomcar Vietnam Mobility LLC	Vietnam	Debt	Fleet Holding Pte Ltd
Zoomcar Vietnam Mobility LLC	Vietnam	Debt	Zoomcar Inc.
Zoomcar Vietnam Mobility LLC	Vietnam	Equity	Fleet Holding Pte Ltd

*	In May 2022, Company had initiated the process of winding-up for Fleet Mobility Philippines Corporation. Therefore, Company has written off the investment made in the VIE since the Company do not expect to recover the amount. The assets consolidated for the VIE are not material.
**	As of March 31, 2022, Fleet Holding Pte Ltd. was consolidated under VIE model as it does not have enough equity to finance its activities to operate the business. During the year ended March 31, 2023, Fleet Holding Pte Ltd. has made equity investment in PT Zoomcar Indonesia Mobility Service, and as a result, the entity has sufficient equity at risk to operate the business. Therefore, PT Zoomcar Indonesia Mobility Service has been consolidated as a voting interest entity as at March 31, 2023 and not as a VIE.